Consolidating Financial Statements (details) - Consolidating Statement of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Consolidating Statement of Cash Flows
Net income	$ 1,735	$ 1,821
Net adjustments to reconcile net income to net cash provided by operating activities	(407)	(569)
Net cash provided by operating activities	1,328	1,252
Proceeds from maturities of fixed maturities	4,915	3,901
Proceeds from sales of investments, fixed maturities	785	572
Proceeds from sales of investments, equity securities	95	50
Proceeds from sales of investments, real estate investments	5
Proceeds from sales of investments, other investments	338	381
Purchases of investments, fixed maturities	(5,449)	(4,488)
Purchases of investments, equity securities	(40)	(40)
Purchases of investments, real estate investments	(36)	(59)
Purchases of investments, other investments	(226)	(209)
Net sales (purchases) of short-term securities	60	81
Securities transactions in course of settlement	204	60
Acquisition, net of cash acquired	(12)
Other investing activities	(152)	(157)
Net cash provided by investing activities	487	92
Payment of debt		(500)
Dividends paid to shareholders	(365)	(366)
Issuance of common stock - employee share options	122	139
Treasury stock acquired - share repurchase authorization	(1,525)	(600)
Treasury stock acquired - net employee share-based compensation	(55)	(59)
Excess tax benefits from share-based payment arrangements	24	29
Net cash used in financing activities	(1,799)	(1,357)
Effect of exchange rate changes on cash	1	(9)
Net increase (decrease) in cash	17	(22)
Cash at beginning of year	294	330
Cash at end of period	311	308
Income taxes paid (received)	727	495
Interest paid	183	184
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Cash Flows
Net income	1,309	1,392
Net adjustments to reconcile net income to net cash provided by operating activities	(154)	(807)
Net cash provided by operating activities	1,155	585
Proceeds from maturities of fixed maturities	3,005	2,570
Proceeds from sales of investments, fixed maturities	415	300
Proceeds from sales of investments, equity securities	57	18
Proceeds from sales of investments, other investments	196	224
Purchases of investments, fixed maturities	(3,399)	(3,062)
Purchases of investments, equity securities	(3)	(15)
Purchases of investments, real estate investments	(21)
Purchases of investments, other investments	(154)	(150)
Net sales (purchases) of short-term securities	347	(182)
Securities transactions in course of settlement	113	59
Acquisition, net of cash acquired	(9)
Other investing activities	(147)	(155)
Net cash provided by investing activities	400	(393)
Payment of debt		(500)
Capital contributions		500
Dividends paid to parent company	(1,525)	(217)
Net cash used in financing activities	(1,525)	(217)
Net increase (decrease) in cash	30	(25)
Cash at beginning of year	137	177
Cash at end of period	167	152
Income taxes paid (received)	570	479
Interest paid	24	36
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Cash Flows
Net income	532	524
Net adjustments to reconcile net income to net cash provided by operating activities	(317)	37
Net cash provided by operating activities	215	561
Proceeds from maturities of fixed maturities	1,909	1,330
Proceeds from sales of investments, fixed maturities	369	267
Proceeds from sales of investments, equity securities	34	32
Proceeds from sales of investments, real estate investments	5
Proceeds from sales of investments, other investments	142	157
Purchases of investments, fixed maturities	(2,046)	(1,419)
Purchases of investments, equity securities	(32)	(24)
Purchases of investments, real estate investments	(15)	(59)
Purchases of investments, other investments	(72)	(59)
Net sales (purchases) of short-term securities	(47)	78
Securities transactions in course of settlement	91	1
Acquisition, net of cash acquired	(3)
Other investing activities	(5)	(2)
Net cash provided by investing activities	330	302
Dividends paid to parent company	(557)	(850)
Net cash used in financing activities	(557)	(850)
Effect of exchange rate changes on cash	1	(9)
Net increase (decrease) in cash	(11)	4
Cash at beginning of year	154	151
Cash at end of period	143	155
Income taxes paid (received)	205	178
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Cash Flows
Net income	1,735	1,821
Net adjustments to reconcile net income to net cash provided by operating activities	305	(1,148)
Net cash provided by operating activities	2,040	673
Proceeds from maturities of fixed maturities	1	1
Proceeds from sales of investments, fixed maturities	1	5
Proceeds from sales of investments, equity securities	4
Purchases of investments, fixed maturities	(4)	(7)
Purchases of investments, equity securities	(5)	(1)
Net sales (purchases) of short-term securities	(240)	185
Net cash provided by investing activities	(243)	183
Dividends paid to shareholders	(365)	(366)
Issuance of common stock - employee share options	122	139
Treasury stock acquired - share repurchase authorization	(1,525)	(600)
Treasury stock acquired - net employee share-based compensation	(55)	(59)
Excess tax benefits from share-based payment arrangements	24	29
Net cash used in financing activities	(1,799)	(857)
Net increase (decrease) in cash	(2)	(1)
Cash at beginning of year	3	2
Cash at end of period	1	1
Income taxes paid (received)	(48)	(162)
Interest paid	159	148
Eliminations [Member]
Consolidating Statement of Cash Flows
Net income	(1,841)	(1,916)
Net adjustments to reconcile net income to net cash provided by operating activities	(241)	1,349
Net cash provided by operating activities	(2,082)	(567)
Capital contributions		(500)
Dividends paid to parent company	2,082	1,067
Net cash used in financing activities	$ 2,082	$ 567